INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX RATE RECONCILIATION
Earnings before income taxes, discontinued operations and extraordinary loss	613	1,186	2,012
Canadian federal statutory income tax rate	15.00%	15.00%	16.50%
Expected federal taxes at statutory rate	92	178	332
Increase/(decrease) resulting from:
Provincial and state income taxes	(1)	97	126
Foreign and other statutory rate differentials	45	(69)	130
Effects of rate regulated accounting	(55)	(38)	(15)
Foreign allowable interest deductions	(39)	(24)	(19)
Part VI.1 tax, net of federal Part I deduction	23	19	1
Intercompany sale of investment		33	59
Noncontrolling interests	26	(32)	(62)
Other	32	7	(29)
Income taxes on earnings before discontinued operations and extraordinary loss	123	171	523
Effective income tax rate (as a percent)	20.00%	14.40%	26.00%
Tax expense charged to earning for intercompany gains realized on sale of investments		56	98
Federal tax recovery related to changes in tax law	11
Federal component of tax effect of adjustments related to prior periods	55
Earnings before income taxes, discontinued operations and extraordinary loss
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	613	1,186	2,012
Current income taxes
Total current income taxes	(8)	168	158
Deferred income taxes
Total deferred income taxes	131	3	365
Income taxes on earnings before discontinued operations and extraordinary loss	123	171	523
Canada
Earnings before income taxes, discontinued operations and extraordinary loss
Domestic	193	1,037	683
Current income taxes
Domestic	(30)	130	194
Deferred income taxes
Domestic	31	160	30
United States
Earnings before income taxes, discontinued operations and extraordinary loss
Foreign	132	(58)	1,196
Current income taxes
Foreign	18	35	(30)
Deferred income taxes
Foreign	100	(157)	335
Other
Earnings before income taxes, discontinued operations and extraordinary loss
Foreign	288	207	133
Current income taxes
Foreign	4	3	(6)